Banking facilities (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Including sub-limit of:
Bank overdrafts	$ 445
Amount Available
Import and export facilities
Combined limit	2,564	2,564
Including sub-limit of:
Notes payable	2,308	2,308
Bank overdrafts	641	641
Long term loans (1)	641	641
Other facilities
Export documentary credits	641	641
Short term loan	1,923	1,923
Total	5,128	5,128
Amount Utilized
Import and export facilities
Combined limit	445	99
Including sub-limit of:
Notes payable	0	99
Bank overdrafts	0	0
Long term loans (1)	445	0
Other facilities
Export documentary credits	0	0
Short term loan	0	0
Total	445	99
Amount Unutilized
Import and export facilities
Combined limit	2,119	2,465
Including sub-limit of:
Notes payable	2,308	2,209
Bank overdrafts	641	641
Long term loans (1)	196	641
Other facilities
Export documentary credits	641	641
Short term loan	1,923	1,923
Total	$ 4,683	$ 5,029